Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (62,019,599)	$ (8,657,602)	¥ 13,251,753	¥ (43,098,780)